INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 4: INVENTORIES The components of inventories are as follows (in thousands):
	September 30,	December 31,
	2024	2023
Finished products	$4,174	$3,157
Raw materials	3,126	2,496
	$7,300	$5,653

NOTE 4:-	INVENTORIES

The components of inventories are as follows (in thousands):

	December 31,
	2023	2022
Finished products	$3,157	$2,421
Raw materials	2,496	508

	$5,653	$2,929

During the twelve months ended December 31, 2023, 2022, and 2021, the Company recognized, at cost of revenues, reserves for excess and obsolete in the amount of $398 thousand, $502 thousand, and $252 thousand, respectively.